Analysis of operating revenues and segmental analysis - Reportable segment information (Details) € in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 EUR (€)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 EUR (€)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 EUR (€)
Reportable segment information
External revenues		€ 7,151.0		€ 6,647.8		€ 6,535.8
Profit for the year	$ 1,450.2	1,450.2	$ 1,315.9	1,315.9	$ 1,559.1	1,559.1
Reportable segment profit after income tax		1,450.2		1,315.9		1,241.6
Depreciation		(561.0)		(497.5)		(427.3)
Finance expense		(60.1)		(67.2)		(71.1)
Finance income		2.0		4.2		17.9
Capital expenditure (purchase of property, plant and equipment)	$ (1,470.6)	(1,470.6)	$ (1,449.8)	(1,449.8)	(1,217.7)	(1,217.7)
Reportable segment assets		12,361.8		11,989.7		11,218.3
Reportable segment liabilities		7,892.9		€ 7,566.7		7,621.5
Gain on disposal of available for sale financial asset					$ 317.5	€ 317.5
Intersegment eliminations
Reportable segment information
External revenues		€ 0.0